GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 96.3%
Brazil – 3.0%
79,100 Allos SA (Real Estate
Management & Development) $ 301,028
5,052,100 Anima Holding SA (Consumer
Services) 3,284,129
28,500 Banco Bradesco SA (Banks) 68,202
2,977,700 Banco Bradesco SA ADR
(Banks) 8,248,229
782,200 BRF SA (Food, Beverage &
Tobacco) 2,800,780
118,300 Cia Energetica de Minas Gerais
ADR (Utilities) 214,123
11,460,800 Cogna Educacao SA (Consumer
Services) 5,648,991
177,400 Cury Construtora e
Incorporadora SA (Consumer
Durables & Apparel) 932,692
537,525 Embraer SA ADR (Capital
Goods) 30,950,690
430,900 Ez Tec Empreendimentos e
Participacoes SA (Consumer
Durables & Apparel) 1,056,559
981,500 Grupo SBF SA (Consumer
Discretionary Distribution &
Retail) 1,926,349
333,700 Iochpe Maxion SA
(Automobiles & Components) 868,882
260,200 Itau Unibanco Holding SA
(Banks) 1,455,843
378,500 Marfrig Global Foods SA (Food,
Beverage & Tobacco) 1,439,767
63,600 Movida Participacoes SA
(Transportation) 70,420
50,100 Neoenergia SA (Utilities) 219,295
934,300 Rede D’Or Sao Luiz SA (Health
Care Equipment & Services)
(a)
5,422,713
163,100 TIM SA (Telecommunication
Services) 603,227
86,900 Transmissora Alianca de
Energia Eletrica SA (Utilities) 517,717
2,305,900 YDUQS Participacoes SA
(Consumer Services) 5,328,704
71,358,340
Chile – 0.8%
99,416,710 Banco de Chile (Banks) 13,694,956
35,824 Banco de Credito e Inversiones
SA (Banks) 1,421,748
36,209 Empresas Copec SA (Consumer
Discretionary Distribution &
Retail) 239,716
24,387,164 Enel Americas SA (Utilities) 2,432,172
267,136 Engie Energia Chile SA
(Utilities) 326,569
18,115,161
China – 27.4%
626,500 3SBio, Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
2,532,735
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
31,914,000 Agricultural Bank of China
Ltd., Class H (Banks) $ 20,907,386
3,278,800 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 49,296,033
46,200 Ascentage Pharma Group
International (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
419,866
203,700 AVICOPTER PLC, Class A
(Capital Goods) 1,116,629
6,615,000 Bank of China Ltd., Class H
(Banks) 3,818,267
690,500 Bank of Chongqing Co. Ltd.,
Class H (Banks) 681,304
6,304,539 Bank of Shanghai Co. Ltd.,
Class A (Banks) 8,940,258
819,600 Beijing Enlight Media Co.
Ltd., Class A (Media &
Entertainment) 2,241,368
572,100 BeOne Medicines Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 13,006,363
3,948,900 Changjiang Securities Co. Ltd.,
Class A (Financial Services) 4,025,586
7,034,000 China Construction Bank Corp.,
Class H (Banks) 7,194,400
3,088,500 China Galaxy Securities
Co. Ltd., Class H (Financial
Services) 4,173,832
181,500 China Gold International
Resources Corp. Ltd.
(Materials) 1,560,351
2,438,800 China International Capital
Corp. Ltd., Class H (Financial
Services)
(a)
6,192,694
851,000 China Nonferrous Mining Corp.
Ltd. (Materials) 826,824
565,500 China Yongda Automobiles
Services Holdings Ltd.
(Consumer Discretionary
Distribution & Retail) 161,091
12,499,000 CITIC Ltd. (Capital Goods) 18,750,683
2,964,000 CMOC Group Ltd., Class H
(Materials) 3,364,536
1,468,000 Consun Pharmaceutical
Group Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 2,574,891
405,000 Country Garden Services
Holdings Co. Ltd. (Real Estate
Management & Development) 334,865
674,000 CSPC Pharmaceutical Group
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 847,080
9,358,000 Geely Automobile Holdings
Ltd. (Automobiles &
Components) 20,990,163

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
623,000 GF Securities Co. Ltd., Class H
(Financial Services) $ 1,360,259
3,885,700 Guosen Securities Co. Ltd.,
Class A (Financial Services) 7,133,643
513,700 Hangzhou First Applied
Material Co. Ltd., Class
A (Semiconductors &
Semiconductor Equipment) 1,039,787
398,000 Harbin Electric Co. Ltd., Class
H (Capital Goods) 379,415
325,700 Huayu Automotive Systems Co.
Ltd., Class A (Automobiles &
Components) 792,114
40,038,000 Industrial & Commercial Bank
of China Ltd., Class H (Banks) 30,678,131
713,500 Innovent Biologics,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
8,831,779
1,410,700 JD.com, Inc., Class A
(Consumer Discretionary
Distribution & Retail) 22,235,374
543,000 Lepu Biopharma Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
533,906
768,800 Livzon Pharmaceutical Group,
Inc., Class H (Pharmaceuticals,
Biotechnology & Life Sciences) 3,680,013
8,591,000 Lonking Holdings Ltd. (Capital
Goods) 2,899,461
2,310,360 Meituan, Class B (Consumer
Services)*
(a)
35,643,191
204,000 NetEase Cloud Music, Inc.
(Media & Entertainment)*
(a)
6,609,749
1,114,400 NetEase, Inc. (Media &
Entertainment) 29,132,929
730,400 Orient Securities Co. Ltd., Class
H (Financial Services)
(a)
702,182
27,500 PDD Holdings, Inc. ADR
(Consumer Discretionary
Distribution & Retail)* 3,119,875
3,674,000 People's Insurance Co. Group
of China Ltd. (The), Class H
(Insurance) 2,822,617
11,936,000 PetroChina Co. Ltd., Class H
(Energy) 11,664,235
7,702,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 15,986,144
273,400 Pop Mart International Group
Ltd. (Consumer Discretionary
Distribution & Retail)
(a)
8,528,405
130,700 Qifu Technology, Inc. ADR
(Financial Services) 4,486,931
684,000 Sany Heavy Equipment
International Holdings Co. Ltd.
(Capital Goods) 641,519
3,617,400 Sany Heavy Industry Co. Ltd.,
Class A (Capital Goods) 9,988,380
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
203,100 Shanghai Pudong Development
Bank Co. Ltd., Class A (Banks) $ 360,295
5,389,600 Shenwan Hongyuan Group
Co. Ltd., Class H (Financial
Services)
(a)(b)
2,250,929
11,077,700 SooChow Securities Co. Ltd.,
Class A (Financial Services) 14,653,207
1,920,800 Tencent Holdings Ltd. (Media
& Entertainment) 134,479,510
4,110,000 Tingyi Cayman Islands Holding
Corp. (Food, Beverage &
Tobacco) 6,075,666
422,000 Tongcheng Travel Holdings Ltd.
(Consumer Services) 1,057,376
3,238,860 Wuhan Guide Infrared Co. Ltd.,
Class A (Technology Hardware
& Equipment)* 5,267,715
144,980 WuXi AppTec Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 1,921,482
7,191,600 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
48,384,739
264,900 XPeng, Inc., Class A
(Automobiles & Components)* 2,410,589
4,117,433 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 14,053,972
80,990 Zangge Mining Co. Ltd., Class
A (Materials) 515,042
865,500 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 1,269,100
713,100 Zhongtai Securities Co. Ltd.,
Class A (Financial Services) 658,876
7,041,150 Zijin Mining Group Co. Ltd.,
Class A (Materials) 18,632,180
7,012,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 18,593,437
653,431,359
Colombia – 0.0%
9,844 Grupo Cibest SA ADR (Banks) 427,426
Czech Republic – 0.2%
63,042 Komercni Banka AS (Banks) 3,003,044
327,878 Moneta Money Bank AS
(Banks)
(a)
2,280,599
5,283,643
Greece – 0.2%
129,735 OPAP SA (Consumer Services) 2,910,735
47,124 Optima bank SA (Banks) 388,030
79,885 Piraeus Financial Holdings SA
(Banks)* 614,271
3,913,036
Hong Kong – 0.8%
16,930,000 Sino Biopharmaceutical
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 16,213,883

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
266,000 Wasion Holdings Ltd.
(Technology Hardware &
Equipment) $ 288,972
3,107,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
3,110,537
19,613,392
Hungary – 0.6%
291,680 Magyar Telekom
Telecommunications PLC
(Telecommunication Services) 1,448,305
148,543 OTP Bank Nyrt (Banks) 12,053,662
13,501,967
India – 15.8%
112,417 360 ONE WAM Ltd. (Financial
Services) 1,345,560
78,500 Ajanta Pharma Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 2,456,390
13,293 Anand Rathi Wealth Ltd.
(Financial Services) 400,165
181,233 Avanti Feeds Ltd. (Food,
Beverage & Tobacco)* 1,401,319
61,061 Axis Bank Ltd. (Banks) 741,530
871,768 Bank of India (Banks) 1,102,808
1,526 BEML Ltd. (Capital Goods) 68,447
19,618 Bharat Forge Ltd. (Automobiles
& Components) 261,115
766,024 Bharat Petroleum Corp. Ltd.
(Energy) 2,862,583
1,002,233 Bharti Airtel Ltd.
(Telecommunication Services) 21,817,762
470,135 Central Bank of India Ltd.
(Banks) 194,319
1,358,928 Chambal Fertilisers and
Chemicals Ltd. (Materials) 7,941,257
279,555 City Union Bank Ltd. (Banks) 680,311
502,513 Coal India Ltd. (Energy) 2,148,970
167,893 Cochin Shipyard Ltd. (Capital
Goods)
(a)
3,367,155
158,633 Coromandel International Ltd.
(Materials) 4,850,772
26,840 Cummins India Ltd. (Capital
Goods) 1,084,018
1,382,640 Edelweiss Financial Services
Ltd. (Financial Services) 1,619,637
2,937,927 Federal Bank Ltd. (Banks) 6,758,492
194,227 Garden Reach Shipbuilders &
Engineers Ltd. (Capital Goods) 5,734,249
77,947 GE Vernova T&D India Ltd.
(Capital Goods) 2,426,357
25,351 GlaxoSmithKline
Pharmaceuticals Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 910,700
12,874 Godrej Properties Ltd.
(Real Estate Management &
Development)* 306,966
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
255,293 Gujarat Mineral Development
Corp. Ltd. (Energy) $ 1,141,590
1,830,111 Gujarat Pipavav Port Ltd.
(Transportation) 3,287,494
947,037 HCL Technologies Ltd.
(Software & Services) 15,787,213
1,066,530 HDFC Bank Ltd. (Banks) 24,475,063
2,615,758 Hindalco Industries Ltd.
(Materials) 20,250,210
143,429 Hindustan Aeronautics Ltd.
(Capital Goods) 7,381,723
2,039,275 Hindustan Zinc Ltd. (Materials) 9,818,097
24,017 Hitachi Energy India Ltd.
(Capital Goods) 5,471,603
916,805 ICICI Bank Ltd. ADR (Banks) 30,896,329
418,441 Indian Oil Corp. Ltd. (Energy)* 691,279
1,313,624 Indus Towers Ltd.
(Telecommunication Services)* 5,417,465
465,581 IndusInd Bank Ltd. (Banks)* 4,224,030
6,167 Info Edge India Ltd. (Media &
Entertainment) 97,383
2,128,921 Infosys Ltd. ADR (Software &
Services) 35,595,559
581,279 IRB Infrastructure Developers
Ltd. (Capital Goods) 296,941
62,057 JB Chemicals &
Pharmaceuticals Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,251,299
1,780,903 JM Financial Ltd. (Financial
Services) 3,195,921
1,095,282 Kalyan Jewellers India Ltd.
(Consumer Durables & Apparel) 7,385,677
40,429 Kfin Technologies Ltd.
(Financial Services) 495,880
749,927 Larsen & Toubro Ltd. (Capital
Goods) 31,013,745
219,937 Lupin Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,807,205
3,300 MakeMyTrip Ltd. (Consumer
Services)* 308,847
5,698 Maruti Suzuki India Ltd.
(Automobiles & Components) 817,315
184,224 Mazagon Dock Shipbuilders
Ltd. (Capital Goods) 5,780,716
57,014 Motilal Oswal Financial
Services Ltd. (Financial
Services) 590,112
377,185 Muthoot Finance Ltd. (Financial
Services) 11,217,415
1,086,623 NTPC Ltd. (Utilities) 4,124,083
4,412 Nuvama Wealth Management
Ltd. (Financial Services) 363,535
103,930 Paras Defence & Space
Technologies Ltd. (Capital
Goods)* 778,549
2,294,020 Petronet LNG Ltd. (Energy) 7,520,833
2,029,723 Power Finance Corp. Ltd.
(Financial Services) 9,448,051

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
304,565 Power Grid Corp. of India Ltd.
(Utilities) $ 1,006,821
2,041,367 Punjab National Bank (Banks) 2,441,348
53,771 Ramco Cements Ltd. (The)
(Materials) 719,340
277,805 RBL Bank Ltd. (Banks)*
(a)
841,146
359,807 Reliance Industries Ltd.
(Energy) 5,682,251
559,861 Samvardhana Motherson
International Ltd. (Automobiles
& Components) 616,208
32,884 Solar Industries India Ltd.
(Materials) 5,314,357
984,402 State Bank of India (Banks) 8,919,115
81,271 Sumitomo Chemical India Ltd.
(Materials) 599,245
37,641 Syngene International
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
305,629
470,965 Tata Motors Ltd. (Automobiles
& Components) 3,559,869
119,809 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 5,099,743
708,625 UCO Bank (Banks) 239,425
668,683 UPL Ltd. (Materials) 5,349,698
1,553,414 Wipro Ltd. (Software &
Services) 4,369,687
2,384,472 Yes Bank Ltd. (Banks)* 512,799
762,873 Zydus Lifesciences
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 8,401,313
378,390,038
Indonesia – 1.0%
39,783,900 Aneka Tambang Tbk (Materials) 6,884,013
17,086,200 Bank Central Asia Tbk PT
(Banks) 8,563,528
15,674,600 Bank Mandiri Persero Tbk PT
(Banks) 4,267,111
617,900 Bank Negara Indonesia Persero
Tbk PT (Banks) 149,846
1,453,800 Bank Rakyat Indonesia Persero
Tbk PT (Banks) 325,550
2,797,800 Chandra Asri Pacific Tbk PT
(Materials) 1,572,963
148,931,600 GoTo Gojek Tokopedia Tbk
PT (Consumer Discretionary
Distribution & Retail)* 585,249
341,300 Indocement Tunggal Prakarsa
Tbk PT (Materials) 108,593
1,723,600 Medco Energi Internasional Tbk
PT (Energy) 134,367
6,752,500 Pertamina Geothermal Energy
PT (Utilities)
(a)
677,115
9,678,200 Surya Citra Media Tbk PT
(Media & Entertainment) 108,308
23,376,643
Shares Description Value
a
Common Stocks – (continued)
Kuwait – 0.5%
8,799 Boursa Kuwait Securities Co.
KPSC (Financial Services) $ 100,039
871,389 Gulf Bank KSCP (Banks) 962,624
1,131,592 Kuwait Finance House KSCP
(Banks) 2,979,740
4,469,074 Kuwait International Bank
KSCP (Banks) 4,035,480
883,144 National Bank of Kuwait SAKP
(Banks) 3,022,807
11,100,690
Mexico – 1.8%
460,057 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 4,794,933
504,150 Cemex SAB de CV ADR
(Materials) 4,386,105
135,825 Fibra Uno Administracion SA
de CV REIT (Equity Real Estate
Investment Trusts (REITs)) 193,460
1,988,613 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 17,722,005
490,700 Grupo Mexico SAB de CV,
Series B (Materials) 3,071,654
188,800 Industrias Penoles SAB de CV
(Materials)* 4,976,454
438,495 Promotora y Operadora de
Infraestructura SAB de CV
(Transportation) 5,168,267
325,578 Regional SAB de CV (Banks) 2,535,591
42,848,469
Philippines – 0.4%
311,159 Bank of the Philippine Islands
(Banks) 630,506
1,001,430 International Container
Terminal Services, Inc.
(Transportation) 7,689,394
1,817,130 Metropolitan Bank & Trust Co.
(Banks) 2,307,473
10,627,373
Poland – 1.6%
120,295 Alior Bank SA (Banks) 3,241,090
217,001 Bank Millennium SA (Banks)* 843,965
91,450 Bank Pekao SA (Banks) 4,966,046
239,633 Cyfrowy Polsat SA (Media &
Entertainment)* 961,976
193,771 Orange Polska SA
(Telecommunication Services) 452,324
631,634 ORLEN SA (Energy) 14,065,547
115,759 PGE Polska Grupa
Energetyczna SA (Utilities)* 372,715
638,470 Powszechny Zaklad
Ubezpieczen SA (Insurance) 10,701,387
7,650 Santander Bank Polska SA
(Banks) 1,115,513
380,833 Tauron Polska Energia SA
(Utilities)* 844,795
37,565,358

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Qatar – 0.3%
1,121,320 Al Rayan Bank (Banks) $ 732,516
379,713 Doha Bank QPSC (Banks) 255,150
871,281 Ooredoo QPSC
(Telecommunication Services) 3,219,893
682,373 Qatar Aluminum Manufacturing
Co. (Materials) 277,725
688,659 Qatar National Bank QPSC
(Banks) 3,542,895
549,657 Vodafone Qatar QSC
(Telecommunication Services) 360,047
8,388,226
Russia – 0.0%
106,118 PhosAgro PJSC, GDR
(Materials)*
(c)
—
683 PhosAgro PJSC NPV
(Materials)*
(c)
—
18,426 Polyus PJSC, GDR
(Materials)*
(c)
—
2,789,380 Sberbank of Russia PJSC
(Banks)*
(c)
—
54,816 VTB Bank PJSC (Banks)*
(c)
—
—
Saudi Arabia – 4.1%
244,778 Al Babtain Power &
Telecommunication Co. (Capital
Goods) 3,658,196
742,209 Al Rajhi Bank (Banks) 18,714,108
91,674 Aldrees Petroleum and
Transport Services Co.
(Consumer Discretionary
Distribution & Retail) 2,911,882
378,430 Alinma Bank (Banks) 2,602,279
1,899,535 Arab National Bank (Banks) 10,988,516
658,743 Banque Saudi Fransi (Banks) 3,009,617
671,821 Etihad Etisalat Co.
(Telecommunication Services) 10,960,904
14,423 Nahdi Medical Co. (Consumer
Staples Distribution & Retail) 476,012
2,919,129 Riyad Bank (Banks) 21,903,712
30,622 Riyadh Cables Group Co.
(Capital Goods) 1,068,141
241,634 Riyadh Cement Co. (Materials) 2,043,676
33,073 SABIC Agri-Nutrients Co.
(Materials) 1,049,061
911,321 Saudi Awwal Bank (Banks) 7,855,516
84,151 Saudi Investment Bank (The)
(Banks) 322,445
1,006,708 Saudi National Bank (The)
(Banks) 10,046,033
97,610,098
South Africa – 3.6%
3,969,633 FirstRand Ltd. (Financial
Services) 16,857,291
312,999 Gold Fields Ltd. ADR
(Materials) 7,624,656
1,449,848 Harmony Gold Mining Co. Ltd.
ADR (Materials) 19,514,954
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
765,325 Momentum Group Ltd.
(Insurance) $ 1,448,619
112,513 Naspers Ltd., Class N
(Consumer Discretionary
Distribution & Retail) 34,730,752
1,681,786 Old Mutual Ltd. (Insurance) 1,178,970
97,783 Sanlam Ltd. (Insurance) 470,443
966,858 Sibanye Stillwater Ltd.
(Materials)* 2,033,577
398,365 Telkom SA SOC Ltd.
(Telecommunication Services)
(b)
1,299,654
85,158,916
South Korea – 11.1%
96,590 Cafe24 Corp. (Software &
Services)* 2,983,419
55,992 CS Wind Corp. (Capital Goods) 1,842,843
103,430 Daou Technology, Inc.
(Financial Services) 2,602,356
32,377 DB Insurance Co. Ltd.
(Insurance) 2,975,917
11,667 Han Kuk Carbon Co. Ltd.
(Materials) 251,334
328,929 Hana Financial Group, Inc.
(Banks) 20,110,424
39,582 Hankook & Company Co. Ltd.
(Automobiles & Components) 686,494
133,151 Hanwha General Insurance Co.
Ltd. (Insurance)* 575,056
4,303 HD Hyundai Electric Co. Ltd.
(Capital Goods) 1,531,275
6,756 HD Hyundai Heavy Industries
Co. Ltd. (Capital Goods) 2,371,081
34,148 HD HYUNDAI MIPO (Capital
Goods) 5,196,461
125,270 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Capital Goods) 32,192,158
12,044 Hyundai Department Store Co.
Ltd. (Consumer Discretionary
Distribution & Retail) 611,238
73,748 Hyundai Engineering &
Construction Co. Ltd. (Capital
Goods) 3,569,094
11,873 Hyundai Glovis Co. Ltd.
(Transportation) 1,254,183
172,650 iM Financial Group Co. Ltd.
(Banks) 1,717,781
55,623 JB Financial Group Co. Ltd.
(Banks) 923,182
326,967 Kangwon Land, Inc. (Consumer
Services) 4,388,946
249,223 KB Financial Group, Inc.
(Banks) 19,800,326
18,915 Kia Corp. (Automobiles &
Components) 1,384,025
162,080 Korea Electric Power Corp.
(Utilities) 4,476,950
58,170 Korea Investment Holdings Co.
Ltd. (Financial Services) 5,955,096

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
36,670 KT&G Corp. (Food, Beverage
& Tobacco) $ 3,436,855
19,295 LEENO Industrial, Inc.
(Semiconductors &
Semiconductor Equipment) 655,312
40,498 LIG Nex1 Co. Ltd. (Capital
Goods) 18,236,248
494,914 Mirae Asset Securities Co. Ltd.
(Financial Services) 6,755,160
83,457 NAVER Corp. (Media &
Entertainment) 14,045,408
22,381 NH Investment & Securities Co.
Ltd. (Financial Services) 324,458
1,090,424 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 55,572,341
576,531 Samsung Heavy Industries Co.
Ltd. (Capital Goods)* 7,869,316
72,153 Samsung Securities Co. Ltd.
(Financial Services) 3,657,757
198,113 Shinhan Financial Group Co.
Ltd. (Banks) 9,646,897
5,439 Shinyoung Securities Co. Ltd.
(Financial Services) 499,610
142,568 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 27,631,955
17,486 SK oceanplant Co. Ltd. (Capital
Goods)* 248,781
99,541 Yuanta Securities Korea Co.
Ltd. (Financial Services) 265,742
266,245,479
Taiwan – 19.5%
25,000 Advanced Energy Solution
Holding Co. Ltd. (Capital
Goods) 1,030,375
66,455 Advantech Co. Ltd. (Technology
Hardware & Equipment) 739,235
49,000 Alchip Technologies
Ltd. (Semiconductors &
Semiconductor Equipment) 6,264,017
553,000 Ardentec Corp.
(Semiconductors &
Semiconductor Equipment) 1,389,670
709,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 3,438,217
1,035,000 Asustek Computer, Inc.
(Technology Hardware &
Equipment) 22,719,725
3,779,000 China Airlines Ltd.
(Transportation) 2,589,515
753,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 10,782,426
60,000 Chunghwa Precision Test Tech
Co. Ltd. (Technology Hardware
& Equipment) 1,695,308
471,000 Dynapack International
Technology Corp. (Technology
Hardware & Equipment) 3,604,948
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
4,523,330 E.Sun Financial Holding Co.
Ltd. (Banks) $ 4,837,675
99,000 Elite Advanced Laser
Corp. (Semiconductors &
Semiconductor Equipment) 634,017
26,000 EZconn Corp. (Technology
Hardware & Equipment) 521,975
199,000 Far Eastern Department Stores
Ltd. (Consumer Discretionary
Distribution & Retail) 140,897
4,741,750 Fubon Financial Holding Co.
Ltd. (Insurance) 13,014,537
1,142,000 Gamania Digital Entertainment
Co. Ltd. (Media &
Entertainment) 2,441,399
67,000 Genesys Logic, Inc.
(Semiconductors &
Semiconductor Equipment) 294,211
2,021,000 Global Brands Manufacture
Ltd. (Technology Hardware &
Equipment) 7,734,074
127,000 Global Mixed Mode
Technology, Inc.
(Semiconductors &
Semiconductor Equipment) 916,924
44,000 Integrated Service Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 178,532
968,000 ITEQ Corp. (Technology
Hardware & Equipment) 3,252,033
1,475,000 King Yuan Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 5,769,718
115,000 Lelon Electronics Corp.
(Technology Hardware &
Equipment) 293,513
538,000 Lion Travel Service Co. Ltd.
(Consumer Services) 2,625,803
119,000 Marketech International
Corp. (Semiconductors &
Semiconductor Equipment) 810,247
1,117,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 50,582,869
94,000 Phison Electronics Corp.
(Semiconductors &
Semiconductor Equipment) 1,650,149
613,000 Realtek Semiconductor
Corp. (Semiconductors &
Semiconductor Equipment) 11,721,095
125,000 Simplo Technology Co. Ltd.
(Technology Hardware &
Equipment) 1,706,683
7,308,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 281,352,793
843,000 Tripod Technology Corp.
(Technology Hardware &
Equipment) 7,846,071

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
126,000 United Integrated Services Co.
Ltd. (Capital Goods) $ 3,308,031
9,301,000 Yuanta Financial Holding Co.
Ltd. (Financial Services) 9,647,765
465,534,447
Thailand – 0.8%
14,747,800 Charoen Pokphand Foods PCL
(Food, Beverage & Tobacco) 10,285,388
1,343,700 Hana Microelectronics PCL
(Technology Hardware &
Equipment) 942,093
2,114,800 SCB X PCL (Banks) 8,169,770
19,397,251
Turkey – 1.5%
469,115 Aselsan Elektronik Sanayi Ve
Ticaret AS (Capital Goods) 2,157,588
102,566 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary Distribution &
Retail) 464,230
3,939,079 Enka Insaat ve Sanayi AS
(Capital Goods)
(b)
6,726,392
3,358,155 Is Yatirim Menkul Degerler AS
(Financial Services) 3,459,512
902,744 Iskenderun Demir ve Celik AS
(Materials) 852,597
3,062,947 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 1,110,860
367,878 Koza Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 674,075
64,258 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Capital Goods)* 873,115
454,308 Pegasus Hava Tasimaciligi AS
(Transportation)* 2,813,988
424,438 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Equity
Real Estate Investment Trusts
(REITs)) 762,728
2,738,019 Turk Altin Isletmeleri AS
(Materials)* 1,538,280
850,352 Turkcell Iletisim Hizmetleri AS
(Telecommunication Services) 1,949,508
337,479 Turkiye Garanti Bankasi AS
(Banks) 1,183,174
14,827,460 Turkiye Is Bankasi AS, Class C
(Banks) 5,397,805
1,133,479 Turkiye Petrol Rafinerileri AS
(Energy) 4,709,192
3,364,304 Turkiye Sigorta AS (Insurance) 819,637
35,492,681
United Arab Emirates – 1.2%
1,891,692 Abu Dhabi Commercial Bank
PJSC (Banks) 8,370,919
1,420,961 Deyaar Development PJSC
(Real Estate Management &
Development) 401,516
825,583 Dubai Investments PJSC
(Capital Goods) 663,539
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
1,420,806 Dubai Islamic Bank PJSC
(Banks) $ 3,853,314
167,324 Emaar Development PJSC
(Real Estate Management &
Development) 682,839
1,759,944 Emirates NBD Bank PJSC
(Banks) 12,817,278
1,465,124 Fertiglobe PLC (Materials) 1,035,418
27,824,823
United Kingdom – 0.1%
62,768 Anglogold Ashanti PLC
(Materials) 2,854,101
TOTAL COMMON STOCKS
(Cost $1,848,179,122)
2,298,058,917
Shares Description Rate Value
a
Preferred Stocks – 2.1%
Brazil – 1.6%
3,323,480 Itau Unibanco
Holding SA
(Banks) 7.12% 20,868,383
2,890,100 Petroleo
Brasileiro
SA - Petrobras
(Energy) 10.50 16,846,508
37,714,891
South Korea – 0.5%
10,701 Korea Investment
Holdings Co.
Ltd. (Financial
Services) 4.44 699,161
337,697 Mirae Asset
Securities Co.
Ltd., N.A.
(Financial
Services) 2.94 2,066,919
187,610 Samsung
Electronics Co.
Ltd. (Technology
Hardware &
Equipment) 2.53 7,724,741
4,860 Samsung Fire &
Marine Insurance
Co. Ltd.
(Insurance) 5.72 1,159,603
11,650,424
TOTAL PREFERRED STOCKS
(Cost $45,510,312)
49,365,315
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,893,689,434)
2,347,424,232

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Additional Investment Information
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.2%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,465,579 4.191% $ 4,465,579
(Cost $4,465,579)
TOTAL INVESTMENTS – 98.6%
(Cost $1,898,155,013)
$ 2,351,889,811
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
34,138,378
NET ASSETS – 100.0%
$ 2,386,028,189
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 26.8%
Financials 26.9
Industrials 10.4
Communication Services 10.1
Consumer Discretionary 9.7
Materials 7.4
Health Care 3.4
Energy 2.9
Consumer Staples 1.4
Utilities 0.7
Real Estate 0.1
Securities Lending Reinvestment Vehicle 0.2
TOTAL INVESTMENTS
100.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At July 31, 2025, the
Fund
had the following forward foreign currency
exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
ZAR 73,127,000 USD 4,078,547 8/4/2025 $ (64,164)
TOTAL
$ (64,164)
FUTURES CONTRACTS
— At July 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 377 09/19/25 $ 23,341,955 $ (153,781)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.0%
Australia – 7.4%
420,033 AMP Ltd. (Financial Services) $ 429,742
292,522 ANZ Group Holdings Ltd.
(Banks) 5,740,307
1,070,011 Bank of Queensland Ltd.
(Banks) 5,212,920
617,011 BHP Group Ltd. (Materials) 15,582,764
693,362 Challenger Ltd. (Financial
Services) 3,644,044
128,293 Charter Hall Group REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,652,847
429,969 Commonwealth Bank of
Australia (Banks) 48,814,209
724,233 Computershare Ltd.
(Commercial & Professional
Services) 19,495,928
1,370,945 Dyno Nobel Ltd. (Materials) 2,578,015
27,326 EBOS Group Ltd. (Health Care
Equipment & Services) 658,398
1,709,561 Evolution Mining Ltd.
(Materials) 7,737,001
4,355,002 Glencore PLC (Materials)* 17,478,052
65,506 HUB24 Ltd. (Financial
Services) 4,446,232
1,171,517 Mirvac Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,680,882
44,684 Monadelphous Group Ltd.
(Capital Goods) 557,106
813,529 Northern Star Resources Ltd.
(Materials) 8,082,682
625,886 Perseus Mining Ltd. (Materials) 1,306,668
69,802 Pro Medicus Ltd. (Health Care
Equipment & Services) 14,334,166
2,426,887 Qantas Airways Ltd.
(Transportation) 16,831,296
831,098 Ramelius Resources Ltd.
(Materials) 1,337,138
434,096 Regis Resources Ltd.
(Materials)* 1,131,959
23,022 Rio Tinto Ltd. (Materials) 1,637,278
169,161 Rio Tinto PLC ADR (Materials) 10,110,753
126,090 Sandfire Resources Ltd.
(Materials)* 848,280
473,685 Service Stream Ltd. (Capital
Goods) 602,207
1,162,486 Suncorp Group Ltd. (0001 8500
8530 8532) 15,582,865
48,273 Technology One Ltd. (Software
& Services) 1,262,752
11,121,372 Telstra Group Ltd.
(Telecommunication Services) 35,444,727
329,388 Wesfarmers Ltd. (Consumer
Discretionary Distribution &
Retail) 18,017,380
262,238,598
Austria – 0.3%
51,120 BAWAG Group AG (Banks)*
(a)
6,451,735
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
39,186 Erste Group Bank AG (Banks) $ 3,583,326
10,035,061
Belgium – 0.1%
32,471 Aedifica SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 2,389,478
Brazil – 0.1%
69,288 Yara International ASA
(Materials) 2,561,380
China – 1.4%
371,500 AAC Technologies Holdings,
Inc. (Technology Hardware &
Equipment) 1,878,369
3,946,000 Lenovo Group Ltd. (Technology
Hardware & Equipment) 5,059,759
5,409,000 Nexteer Automotive Group Ltd.
(Automobiles & Components) 4,036,457
540,538 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 30,878,690
3,778,300 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) 7,410,866
49,264,141
Denmark – 1.7%
194,802 Danske Bank A/S (Banks) 7,728,083
37,337 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* 8,038,561
5,015 NKT A/S (Capital Goods)* 441,184
546,360 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 25,410,113
19,207 Pandora A/S (Consumer
Durables & Apparel) 3,170,992
34,273 Sydbank AS (Banks) 2,539,192
763,865 Vestas Wind Systems A/S
(Capital Goods) 13,946,716
61,274,841
Finland – 1.8%
30,277 Kone OYJ, Class B (Capital
Goods) 1,859,266
22,534 Konecranes OYJ (Capital
Goods) 1,877,808
2,054,089 Nokia OYJ (Technology
Hardware & Equipment) 8,371,134
2,154,662 Nordea Bank Abp (Banks) 31,440,396
14,357 Orion OYJ, Class B
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,149,405
196,469 Sampo OYJ, Class A (Insurance) 2,108,838
643,385 Wartsila OYJ Abp (Capital
Goods) 17,775,733
64,582,580
France – 11.1%
277,316 Air Liquide SA (Materials) 54,558,236

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
107,857 Airbus SE (Capital Goods) $ 21,685,221
541,328 AXA SA (Insurance) 26,291,888
205,466 BNP Paribas SA (Banks) 18,734,049
13,338 Capgemini SE (Software &
Services) 1,985,716
426,411 Cie Generale des Etablissements
Michelin SCA (Automobiles &
Components) 15,170,225
7,777 Covivio SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 503,498
233,462 Danone SA (Food, Beverage &
Tobacco) 19,105,823
41,103 Dassault Aviation SA (Capital
Goods) 12,797,731
396,255 Dassault Systemes (Software &
Services) 13,017,484
20,589 Eiffage SA (Capital Goods) 2,763,776
1,719,360 Engie SA (Utilities) 38,648,208
58,086 EssilorLuxottica SA (Health
Care Equipment & Services) 17,272,148
28,060 Gaztransport Et Technigaz SA
(Energy) 5,277,684
86,079 Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,285,808
140,485 Legrand SA (Capital Goods) 20,750,612
6,115 Nexans SA (Capital Goods) 878,851
145,781 Safran SA (Capital Goods) 48,071,526
12,515 Sartorius Stedim Biotech
(Pharmaceuticals,
Biotechnology & Life Sciences) 2,500,882
61,556 Technip Energies NV (Energy) 2,658,074
54,711 Thales SA (Capital Goods) 14,716,939
613,707 TotalEnergies SE (Energy) 36,494,420
367,683 Valeo SE (Automobiles &
Components) 4,000,200
70,235 Vinci SA (Capital Goods) 9,756,272
390,925,271
Georgia – 0.0%
8,810 Lion Finance Group PLC
(Banks) 883,241
Germany – 10.7%
165,309 Allianz SE (Insurance) 65,326,533
334,653 BASF SE (Materials) 16,401,158
19,955 Bilfinger SE (Commercial &
Professional Services) 2,146,867
239,949 Continental AG (Automobiles &
Components) 20,494,221
14,559 CTS Eventim AG & Co. KGaA
(Media & Entertainment) 1,644,068
866,897 Deutsche Bank AG (Financial
Services) 28,552,607
6,200 Deutsche Boerse AG (Financial
Services) 1,794,203
557,262 Deutsche Telekom AG
(Telecommunication Services) 19,986,729
1,155,378 E.ON SE (Utilities) 21,077,865
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
138,994 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services) $ 6,634,284
104,469 GEA Group AG (Capital
Goods) 7,504,042
60,775 Hannover Rueck SE (Insurance) 18,435,721
30,085 Henkel AG & Co. KGaA
(Household & Personal
Products) 2,139,356
757,486 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 29,756,467
64,708 Knorr-Bremse AG (Capital
Goods) 6,458,222
46,362 LEG Immobilien SE (Real
Estate Management &
Development) 3,679,919
3,904 MTU Aero Engines AG (Capital
Goods) 1,684,026
26,295 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 17,214,586
13,742 Nemetschek SE (Software &
Services) 2,047,467
207,577 Nordex SE (Capital Goods)* 5,095,171
8,412 Rheinmetall AG (Capital
Goods) 16,651,551
118,271 SAP SE (Software & Services) 33,820,301
114,112 Scout24 SE (Media &
Entertainment)
(a)
15,250,135
40,478 Siemens AG (Capital Goods) 10,309,890
171,575 Siemens Energy AG (Capital
Goods)* 19,864,757
22,787 Siemens Healthineers AG
(Health Care Equipment &
Services)
(a)
1,227,369
52,614 thyssenkrupp AG (Materials) 609,016
375,806,531
Hong Kong – 2.4%
2,222,800 AIA Group Ltd. (Insurance) 20,725,770
329,000 CK Asset Holdings Ltd.
(Real Estate Management &
Development) 1,507,544
469,700 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 25,419,606
780,500 Hongkong Land Holdings Ltd.
(Real Estate Management &
Development) 4,722,025
265,000 Hysan Development Co. Ltd.
(Real Estate Management &
Development) 527,311
19,100 Jardine Matheson Holdings Ltd.
(Capital Goods) 1,037,157
1,060,000 Johnson Electric Holdings Ltd.
(Automobiles & Components) 3,124,206

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
163,000 Luk Fook Holdings
International Ltd. (Consumer
Discretionary Distribution &
Retail) $ 425,327
51,000 Orient Overseas International
Ltd. (Transportation) 917,607
324,500 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 3,854,240
256,000 Swire Pacific Ltd., Class A
(Capital Goods) 2,314,070
2,091,000 Swire Properties Ltd. (Real
Estate Management &
Development) 5,604,324
249,500 Techtronic Industries Co. Ltd.
(Capital Goods) 2,983,435
11,959,500 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
11,973,114
85,135,736
Israel – 0.0%
37,715 Plus500 Ltd. (Financial
Services) 1,673,853
Italy – 3.8%
2,120,294 A2A SpA (Utilities) 5,166,636
65,760 Banca Generali SpA (Financial
Services) 3,672,852
474,666 Banca Mediolanum SpA
(Financial Services) 8,372,543
526,318 Banca Monte dei Paschi di
Siena SpA (Banks) 4,480,773
611,095 Banco BPM SpA (Banks) 7,793,401
148,230 Coca-Cola HBC AG (Food,
Beverage & Tobacco)* 7,703,843
46,321 Ferrari NV (Automobiles &
Components) 20,312,129
261,588 FinecoBank Banca Fineco SpA
(Banks) 5,570,268
1,667,058 Intesa Sanpaolo SpA (Banks) 10,044,476
162,026 Leonardo SpA (Capital Goods) 8,733,718
139,613 Pirelli & C SpA (Automobiles
& Components)
(a)
941,184
52,544 Prysmian SpA (Capital Goods) 4,196,351
1,000,626 Saipem SpA (Energy) 2,674,707
30,490 Technogym SpA (Consumer
Durables & Apparel)
(a)
470,439
13,562,412 Telecom Italia SpA
(Telecommunication Services)* 6,232,376
494,031 UniCredit SpA (Banks) 36,347,785
132,713,481
Ivory Coast – 0.2%
179,315 Endeavour Mining PLC
(Materials) 5,439,499
Japan – 21.6%
91,700 Advantest Corp.
(Semiconductors &
Semiconductor Equipment) 6,097,971
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
278,100 AGC, Inc. (Capital Goods) $ 8,369,329
366,200 Aisin Corp. (Automobiles &
Components) 5,060,892
41,500 ANA Holdings, Inc.
(Transportation) 769,516
968,500 Asahi Kasei Corp. (Materials) 6,738,590
127,900 Astellas Pharma, Inc.
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,326,147
8,700 Bank of Nagoya Ltd. (The)
(Banks) 506,325
79,100 Bic Camera, Inc. (Consumer
Discretionary Distribution &
Retail) 825,909
240,700 Canon, Inc. (Technology
Hardware & Equipment) 6,836,516
272,400 Central Japan Railway Co.
(Transportation) 6,350,239
90,300 Chugai Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,328,706
31,400 Chugin Financial Group, Inc.
(Banks) 407,659
661,400 Concordia Financial Group Ltd.
(Banks) 4,385,898
37,700 Credit Saison Co. Ltd.
(Financial Services) 994,659
270,700 Daifuku Co. Ltd. (Capital
Goods) 6,853,099
2,526,000 Dai-ichi Life Holdings, Inc.
(Insurance) 19,986,173
58,800 Daiichi Sankyo Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,442,477
381,100 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 12,599,521
1,808,200 Daiwa Securities Group, Inc.
(Financial Services) 12,588,430
23,200 DIC Corp. (Materials) 457,935
706,000 Electric Power Development Co.
Ltd. (Utilities) 12,217,772
1,978,100 ENEOS Holdings, Inc. (Energy) 10,382,326
76,000 EXEO Group, Inc. (Capital
Goods) 998,267
36,900 Financial Partners Group Co.
Ltd. (Financial Services) 592,455
24,800 Food & Life Cos. Ltd.
(Consumer Services) 1,249,088
312,100 Fuji Electric Co. Ltd. (Capital
Goods) 15,517,058
243,000 Fujitsu Ltd. (Software &
Services) 5,293,492
30,400 Glory Ltd. (Capital Goods) 781,703
48,500 GS Yuasa Corp. (Capital Goods) 870,395
84,300 Gunma Bank Ltd. (The) (Banks) 789,380
151,300 Hachijuni Bank Ltd. (The)
(Banks) 1,361,194

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
19,600 Hisamitsu Pharmaceutical
Co., Inc. (Pharmaceuticals,
Biotechnology & Life Sciences) $ 527,633
116,700 Hitachi Construction Machinery
Co. Ltd. (Capital Goods) 3,379,866
31,400 Hokuhoku Financial Group, Inc.
(Banks) 663,245
58,000 Hoya Corp. (Health Care
Equipment & Services) 7,317,442
634,300 Hulic Co. Ltd. (Real Estate
Management & Development) 6,049,768
554,100 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 7,830,807
308,900 Isuzu Motors Ltd. (Automobiles
& Components) 3,958,866
416,700 Iyogin Holdings, Inc. (Banks) 4,842,233
122,100 Japan Exchange Group, Inc.
(Financial Services) 1,193,208
2,535,000 Japan Post Holdings Co. Ltd.
(Insurance) 23,475,802
429,300 Japan Tobacco, Inc. (Food,
Beverage & Tobacco) 12,260,649
82,700 JFE Holdings, Inc. (Materials) 957,093
15,900 JINS Holdings, Inc. (Consumer
Discretionary Distribution &
Retail) 843,043
913,400 JX Advanced Metals Corp.
(Materials) 5,362,073
64,000 Kansai Electric Power Co., Inc.
(The) (Utilities) 768,412
1,029,300 KDDI Corp.
(Telecommunication Services) 16,892,477
50,900 Keyence Corp. (Technology
Hardware & Equipment) 18,412,131
225,700 Kinden Corp. (Capital Goods) 7,106,551
540,400 Kirin Holdings Co. Ltd. (Food,
Beverage & Tobacco) 7,121,215
25,000 Komatsu Ltd. (Capital Goods) 805,448
82,800 K's Holdings Corp. (Consumer
Discretionary Distribution &
Retail) 828,273
613,900 Kyocera Corp. (Technology
Hardware & Equipment) 7,246,705
20,800 Kyokuto Kaihatsu Kogyo Co.
Ltd. (Capital Goods) 360,412
86,500 Kyoto Financial Group, Inc.
(Banks) 1,564,849
132,800 Kyushu Electric Power Co., Inc.
(Utilities) 1,177,286
46,200 Kyushu Railway Co.
(Transportation) 1,117,242
27,400 Lasertec Corp. (Semiconductors
& Semiconductor Equipment) 2,760,516
73,200 Lion Corp. (Household &
Personal Products) 713,171
39,100 MIRAIT ONE Corp. (Capital
Goods) 699,610
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,520,200 Mitsubishi Chemical Group
Corp. (Materials) $ 8,280,186
1,518,700 Mitsubishi Corp. (Capital
Goods) 29,953,918
95,900 Mitsubishi Electric Corp.
(Capital Goods) 2,157,006
74,000 Mitsubishi Heavy Industries
Ltd. (Capital Goods) 1,766,853
1,286,400 Mitsubishi UFJ Financial
Group, Inc. (Banks) 17,730,154
227,400 Mitsui E&S Co. Ltd. (Capital
Goods) 4,737,751
1,556,400 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 13,911,571
23,000 MIXI, Inc. (Media &
Entertainment) 526,349
349,100 Mizuho Financial Group, Inc.
(Banks) 10,239,683
196,800 Modec, Inc. (Energy) 8,384,801
70,600 Monex Group, Inc. (Financial
Services) 366,787
209,000 MS&AD Insurance Group
Holdings, Inc. (Insurance) 4,465,511
429,700 NEC Corp. (Software &
Services) 12,339,218
653,900 NGK Insulators Ltd. (Capital
Goods) 8,278,527
30,500 Nippn Corp. (Food, Beverage &
Tobacco) 439,816
224,800 Nippon Steel Corp. (Materials) 4,329,203
240,000 Nippon Yusen KK
(Transportation) 8,416,752
913,100 Nissan Motor Co. Ltd.
(Automobiles & Components)* 1,936,047
1,920,800 Nomura Holdings, Inc.
(Financial Services) 12,689,376
150,100 Nomura Research Institute Ltd.
(Software & Services) 5,939,525
59,800 NS Solutions Corp. (Software &
Services) 1,402,574
767,900 Obayashi Corp. (Capital Goods) 11,307,526
91,200 Oracle Corp. Japan (Software &
Services) 9,862,773
65,100 ORIX Corp. (Financial
Services) 1,462,344
147,700 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 7,031,954
86,400 Penta-Ocean Construction Co.
Ltd. (Capital Goods) 559,128
430,200 Rakuten Group, Inc. (Consumer
Discretionary Distribution &
Retail)* 2,176,690
308,900 Renesas Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 3,757,170
24,500 Sanki Engineering Co. Ltd.
(Capital Goods) 720,856

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
146,500 Sanrio Co. Ltd. (Consumer
Discretionary Distribution &
Retail) $ 6,011,214
187,100 Sanwa Holdings Corp. (Capital
Goods) 5,104,430
73,600 Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 944,765
248,000 SBI Holdings, Inc. (Financial
Services) 9,212,670
152,300 SCREEN Holdings Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 11,880,908
128,900 SCSK Corp. (Software &
Services) 4,010,712
8,900 Shimamura Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 644,418
387,400 Shimizu Corp. (Capital Goods) 4,291,606
38,500 Shinmaywa Industries Ltd.
(Capital Goods) 464,674
637,000 Shionogi & Co. Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 10,653,391
103,400 SKY Perfect JSAT Holdings,
Inc. (Media & Entertainment) 979,225
4,323,800 SoftBank Corp.
(Telecommunication Services) 6,247,187
53,500 SoftBank Group Corp.
(Telecommunication Services) 4,085,204
17,300 Sompo Holdings, Inc.
(Insurance) 510,126
1,025,900 Sumitomo Chemical Co. Ltd.
(Materials) 2,565,868
189,700 Sumitomo Corp. (Capital
Goods) 4,848,689
985,000 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 24,442,479
746,500 Sumitomo Mitsui Financial
Group, Inc. (Banks) 18,831,665
309,500 Sumitomo Mitsui Trust Group,
Inc. (Banks) 8,113,470
218,900 Sumitomo Rubber Industries
Ltd. (Automobiles &
Components) 2,501,911
18,700 Sumitomo Warehouse Co. Ltd.
(The) (Transportation) 387,861
546,000 Suzuki Motor Corp.
(Automobiles & Components) 5,999,215
116,900 Taiheiyo Cement Corp.
(Materials) 2,856,667
806,900 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 22,165,374
75,000 TIS, Inc. (Software & Services) 2,392,644
83,200 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 13,227,040
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
41,900 Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) $ 2,606,587
839,700 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 5,921,275
317,300 Tosoh Corp. (Materials) 4,776,773
87,200 TOTO Ltd. (Capital Goods) 2,219,781
16,700 Towa Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 362,309
1,884,600 Toyota Motor Corp.
(Automobiles & Components) 33,522,528
18,900 Trend Micro, Inc. (Software &
Services) 1,152,493
34,900 Tsugami Corp. (Capital Goods) 480,651
188,700 Tsuruha Holdings, Inc.
(Consumer Staples Distribution
& Retail) 13,889,195
70,800 Ulvac, Inc. (Semiconductors &
Semiconductor Equipment) 2,600,623
32,000 Ushio, Inc. (Capital Goods) 392,511
79,900 Yahagi Construction Co. Ltd.
(Capital Goods) 1,049,957
715,100 Yamaha Motor Co. Ltd.
(Automobiles & Components) 5,172,195
71,800 Yamaichi Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 1,367,734
476,200 Yokogawa Electric Corp.
(Technology Hardware &
Equipment) 12,692,680
759,965,901
Luxembourg – 0.3%
139,654 Eurofins Scientific
SE (Pharmaceuticals,
Biotechnology & Life Sciences) 10,695,192
Netherlands – 2.4%
1,921 Adyen NV (Financial
Services)*
(a)
3,294,809
153,677 Aegon Ltd. (Insurance) 1,098,258
7,490 Argenx SE (Pharmaceuticals,
Biotechnology & Life
Sciences)* 5,030,511
75,637 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 52,422,047
40,091 Euronext NV (Financial
Services)
(a)
6,462,236
137,074 Fugro NV (Capital Goods) 1,964,945
46,434 Heineken Holding NV (Food,
Beverage & Tobacco) 3,133,887
166,463 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 6,574,703
82,146 Koninklijke BAM Groep NV
(Capital Goods) 717,155
162,638 SBM Offshore NV (Energy) 4,241,483

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
3,251 Wolters Kluwer NV
(Commercial & Professional
Services) $ 506,373
85,446,407
New Zealand – 0.1%
152,079 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) 3,296,903
10,352 Xero Ltd. (Software &
Services)* 1,192,143
4,489,046
Nigeria – 0.1%
845,268 Airtel Africa PLC
(Telecommunication Services)
(a)
2,275,439
Norway – 0.8%
687,434 DNB Bank ASA (Banks) 17,391,907
128,960 Kongsberg Gruppen ASA
(Capital Goods) 3,853,729
62,938 Mowi ASA (Food, Beverage &
Tobacco) 1,172,377
231,577 Norsk Hydro ASA (Materials) 1,372,555
632,961 Norwegian Air Shuttle ASA
(Transportation)* 1,035,315
176,306 Orkla ASA (Food, Beverage &
Tobacco) 1,854,040
55,756 Wallenius Wilhelmsen ASA
(Transportation) 498,804
27,178,727
Portugal – 0.1%
2,281,554 Banco Comercial Portugues SA,
Class R (Banks) 1,873,490
395,712 EDP SA (Utilities) 1,710,413
3,583,903
Singapore – 1.9%
296,400 Oversea-Chinese Banking Corp.
Ltd. (Banks) 3,841,097
1,404,300 Singapore Exchange Ltd.
(Financial Services) 17,218,970
2,184,700 Singapore Technologies
Engineering Ltd. (Capital
Goods) 14,697,100
3,823,100 Singapore Telecommunications
Ltd. (Telecommunication
Services) 11,393,403
672,500 United Overseas Bank Ltd.
(Banks) 18,683,891
74,800 Venture Corp. Ltd. (Technology
Hardware & Equipment) 741,959
66,576,420
South Africa – 0.3%
371,712 Anglo American PLC
(Materials) 10,459,279
Shares Description Value
a
Common Stocks – (continued)
Spain – 1.2%
116,834 Aena SME SA
(Transportation)
(a)
$ 3,146,124
1,141,238 Banco Bilbao Vizcaya
Argentaria SA (Banks) 19,033,886
99,694 Banco Santander SA (Banks) 856,451
97,763 Indra Sistemas SA (Software &
Services)
(b)
4,049,739
820,455 Mapfre SA (Insurance) 3,341,373
59,866 Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) 828,909
254,607 Solaria Energia y Medio
Ambiente SA (Utilities)* 3,273,767
2,936,666 Unicaja Banco SA (Banks)
(a)
7,715,800
42,246,049
Sweden – 2.5%
76,917 Alfa Laval AB (Capital Goods) 3,341,862
199,686 Assa Abloy AB, Class B
(Capital Goods) 6,607,660
79,719 Atlas Copco AB, Class A
(Capital Goods) 1,213,992
400,040 Atlas Copco AB, Class B
(Capital Goods) 5,413,806
321,927 Boliden AB (Materials)* 9,853,938
238,540 Elekta AB, Class B (Health
Care Equipment & Services) 1,176,269
28,696 Epiroc AB, Class B (Capital
Goods) 514,404
140,225 Evolution AB (Consumer
Services)
(a)
12,474,572
53,829 Investor AB, Class B (Financial
Services) 1,559,939
43,060 Saab AB, Class B (Capital
Goods) 2,342,206
121,260 Sandvik AB (Capital Goods) 2,958,704
44,871 SKF AB, Class B (Capital
Goods) 1,045,156
308,840 SSAB AB, Class A (Materials) 1,780,972
908,484 Svenska Handelsbanken AB,
Class A (Banks) 11,069,313
338,500 Swedbank AB, Class A (Banks) 9,013,595
27,131 Swedish Orphan Biovitrum
AB (Pharmaceuticals,
Biotechnology & Life
Sciences)* 746,007
2,287,494 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 16,615,410
87,727,805
Switzerland – 5.7%
516,709 ABB Ltd. (Capital Goods) 33,740,124
98,427 Accelleron Industries AG
(Capital Goods) 8,964,916
2,243 Allreal Holding AG (Real Estate
Management & Development) 507,332
2,698 Belimo Holding AG (Capital
Goods) 3,139,738
12,451 BKW AG (Utilities) 2,779,967

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
1,034 Burckhardt Compression
Holding AG (Capital Goods) $ 920,873
141,910 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 23,170,544
6,107 Kuehne + Nagel International
AG (Transportation) 1,245,089
7,409 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 5,163,843
36,277 Schindler Holding AG
Participation Certificates
(Capital Goods) 13,119,067
104,388 SGS SA (Commercial &
Professional Services) 10,641,214
36,388 Sika AG (Materials) 8,586,829
37,990 Sonova Holding AG (Health
Care Equipment & Services) 10,341,181
1,445,934 UBS Group AG (Financial
Services) 53,736,723
34,272 Zurich Insurance Group AG
(Insurance) 23,377,160
199,434,600
United Kingdom – 10.8%
24,266 Admiral Group PLC (Insurance) 1,093,828
139,762 Associated British Foods PLC
(Food, Beverage & Tobacco) 4,046,881
649,006 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 47,435,848
181,899 Auto Trader Group PLC (Media
& Entertainment)
(a)
2,008,129
821,524 Aviva PLC (Insurance) 7,019,110
583,336 Babcock International Group
PLC (Capital Goods) 7,997,734
509,057 BAE Systems PLC (Capital
Goods) 12,146,433
80,205 Barclays PLC (Banks) 392,044
79,776 Barratt Redrow PLC (Consumer
Durables & Apparel) 392,853
787,974 Beazley PLC (Insurance) 9,284,493
1,496,603 Centrica PLC (Utilities) 3,253,249
131,972 Compass Group PLC
(Consumer Services) 4,637,429
408,465 Currys PLC (Consumer
Discretionary Distribution &
Retail)* 609,027
36,602 DCC PLC (Capital Goods) 2,292,423
308,051 easyJet PLC (Transportation) 1,997,486
182,032 Entain PLC (Consumer
Services) 2,444,459
219,917 Halma PLC (Technology
Hardware & Equipment) 9,409,925
115,848 Hiscox Ltd. (Insurance) 1,972,346
2,661,474 HSBC Holdings PLC (Banks) 32,424,681
100,055 IG Group Holdings PLC
(Financial Services) 1,489,901
1,072,453 Imperial Brands PLC (Food,
Beverage & Tobacco) 41,803,583
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
168,366 Informa PLC (Media &
Entertainment) $ 1,925,273
9,284 InterContinental Hotels Group
PLC (Consumer Services) 1,068,034
105,136 Investec PLC (Financial
Services) 779,631
1,189,802 ITV PLC (Media &
Entertainment) 1,290,569
261,816 JET2 PLC (Transportation) 5,607,931
298,303 Just Group PLC (Insurance) 831,243
591,921 Kingfisher PLC (Consumer
Discretionary Distribution &
Retail) 2,104,757
100,557 Lancashire Holdings Ltd.
(Insurance) 831,332
17,366,029 Lloyds Banking Group PLC
(Banks) 17,807,965
261,702 M&G PLC (Financial Services) 900,752
964,361 Man Group PLC (Financial
Services) 2,094,345
502,787 National Grid PLC (Utilities) 7,065,209
3,358,232 NatWest Group PLC (Banks) 23,311,459
105,806 Next PLC (Consumer
Discretionary Distribution &
Retail) 17,174,547
83,338 OSB Group PLC (Financial
Services) 609,596
166,007 Phoenix Group Holdings PLC
(Insurance) 1,451,744
166,145 Playtech PLC (Consumer
Services) 873,290
95,880 QinetiQ Group PLC (Capital
Goods) 628,599
203,408 RELX PLC (Commercial &
Professional Services) 10,569,306
1,681,657 Rolls-Royce Holdings PLC
(Capital Goods) 23,867,738
96,831 RS GROUP PLC (Capital
Goods) 712,576
240,226 Smiths Group PLC (Capital
Goods) 7,441,287
278,295 SSE PLC (Utilities) 6,821,638
2,754,059 Taylor Wimpey PLC (Consumer
Durables & Apparel) 3,705,550
5,227,133 Tesco PLC (Consumer Staples
Distribution & Retail) 29,368,252
228,270 TP ICAP Group PLC (Financial
Services) 921,479
103,546 Trainline PLC (Consumer
Services)*
(a)
371,823
102,760 United Utilities Group PLC
(Utilities) 1,533,987
942,942 Vodafone Group PLC ADR
(Telecommunication Services) 10,193,203
50,426 Weir Group PLC (The) (Capital
Goods) 1,771,512
377,786,489

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – 8.2%
5,109 Alcon AG (Health Care
Equipment & Services) $ 447,896
146,574 BP PLC ADR (Energy) 4,712,354
156,191 Carnival PLC ADR (Consumer
Services)* 4,248,395
9,740 Experian PLC (Commercial &
Professional Services) 513,208
350,706 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 13,028,728
326,126 Holcim AG (Materials)* 26,008,528
729,162 Nestle SA (Food, Beverage &
Tobacco) 63,712,047
503,040 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 57,289,757
114,798 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 35,825,360
383,342 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 34,412,922
58,459 Schneider Electric SE (Capital
Goods) 15,128,815
496,405 Shell PLC (Energy) 17,888,516
30,794 Spotify Technology SA (Media
& Entertainment)* 19,293,673
292,510,199
TOTAL COMMON STOCKS
(Cost $3,099,496,291)
3,415,299,147
Shares Description Rate Value
a
Preferred Stock – 0.2%
Germany – 0.2%
35,372 Sartorius AG
(Pharmaceuticals,
Biotechnology &
Life Sciences)
(Cost $8,827,624)
0.40% 7,532,542
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,526,926 4.191% 5,526,926
(Cost $5,526,926)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $3,113,850,841)
3,428,358,615
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.1%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,931,600 4.191% $ 1,931,600
(Cost $1,931,600)
TOTAL INVESTMENTS – 97.5%
(Cost $3,115,782,441)
$ 3,430,290,215
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.5%
89,000,846
NET ASSETS – 100.0%
$ 3,519,291,061
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 26.2%
Industrials 19.0
Health Care 10.6
Information Technology 9.2
Consumer Discretionary 8.7
Materials 7.1
Consumer Staples 6.6
Communication Services 4.5
Utilities 3.1
Energy 2.7
Real Estate 2.0
Investment Company 0.2
Securities Lending Reinvestment Vehicle 0.1
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At July 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 509 09/19/25 $ 31,018,522 $ (430,280)
FTSE 100 Index 94 09/19/25 11,326,640 17,866
Hang Seng Index 16 08/28/25 2,521,885 (73,825)
MSCI Singapore Index 26 08/28/25 845,440 (8,850)
SPI 200 Index 32 09/18/25 4,474,388 6,755
TOPIX Index 76 09/11/25 14,862,334 (5,349)
Total Futures Contracts
$ (493,683)

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 96.7%
Australia – 10.8%
18,444,833 AMP Ltd. (Financial Services) $ 18,871,188
1,411,932 Austal Ltd. (Capital Goods)* 5,925,261
3,097,953 Bank of Queensland Ltd.
(Banks) 15,092,723
801,193 Bellevue Gold Ltd. (Materials)* 413,004
1,677,629 Capricorn Metals Ltd.
(Materials)* 9,609,219
384,652 Catalyst Metals Ltd.
(Materials)*
(a)
1,246,720
1,780,248 Challenger Ltd. (Financial
Services) 9,356,298
4,347,286 Charter Hall Group REIT
(Equity Real Estate Investment
Trusts (REITs)) 56,007,734
8,045,404 Charter Hall Retail REIT
(Equity Real Estate Investment
Trusts (REITs)) 19,996,441
233,652 Codan Ltd. (Technology
Hardware & Equipment) 3,123,977
486,579 Deep Yellow Ltd. (Energy)* 463,606
6,035,291 Dyno Nobel Ltd. (Materials) 11,349,158
262,676 EBOS Group Ltd. (Health Care
Equipment & Services) 6,328,966
3,282,766 Emerald Resources NL
(Materials)* 7,205,300
1,096,469 Genesis Minerals Ltd.
(Materials)* 2,575,346
1,149,302 Harvey Norman Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 4,261,430
449,728 HUB24 Ltd. (Financial
Services) 30,525,373
1,173,841 IRESS Ltd. (Software &
Services) 5,955,583
302,457 JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 21,541,614
18,098,197 Mirvac Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 25,967,132
46,435 Monadelphous Group Ltd.
(Capital Goods) 578,937
1,962,970 New Hope Corp. Ltd. (Energy) 5,242,615
295,289 NRW Holdings Ltd. (Capital
Goods) 609,726
1,106,700 Ora Banda Mining Ltd.
(Materials)* 458,719
1,705,737 Orica Ltd. (Materials) 23,293,655
20,871,284 Perseus Mining Ltd. (Materials) 43,573,165
923,598 Premier Investments Ltd.
(Consumer Discretionary
Distribution & Retail) 12,489,170
21,631,189 Ramelius Resources Ltd.
(Materials) 34,802,013
579,177 Regis Healthcare Ltd. (Health
Care Equipment & Services) 3,094,352
9,127,585 Regis Resources Ltd.
(Materials)* 23,801,314
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
720,318 Resolute Mining Ltd.
(Materials)* $ 283,964
2,181,422 Sandfire Resources Ltd.
(Materials)* 14,675,687
2,781,086 Service Stream Ltd. (Capital
Goods) 3,535,660
28,196 Super Retail Group Ltd.
(Consumer Discretionary
Distribution & Retail) 275,800
204,206 Superloop Ltd.
(Telecommunication Services)* 437,556
2,321,866 Technology One Ltd. (Software
& Services) 60,736,651
177,567 Telix Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 2,378,901
931,578 Temple & Webster Group
Ltd. (Consumer Discretionary
Distribution & Retail)* 14,519,297
402,536 Tuas Ltd. (Telecommunication
Services)* 1,379,819
17,564,269 Vault Minerals Ltd. (Materials)* 4,066,116
7,859,693 Ventia Services Group Pty Ltd.
(Capital Goods) 26,171,130
2,664,250 Waypoint REIT Ltd. REIT
(Equity Real Estate Investment
Trusts (REITs)) 4,296,428
4,885,744 West African Resources Ltd.
(Materials)* 7,314,940
7,133,899 Westgold Resources Ltd.
(Materials)* 11,648,148
555,479,836
Austria – 0.9%
232,778 BAWAG Group AG (Banks)*
(b)
29,378,366
58,204 Porr AG (Capital Goods) 1,956,807
39,395 Raiffeisen Bank International
AG (Banks) 1,137,509
532,301 voestalpine AG (Materials) 14,654,538
47,127,220
Belgium – 0.9%
440,751 Aedifica SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 32,434,008
217,369 Colruyt Group NV (Consumer
Staples Distribution & Retail) 9,285,338
23,985 KBC Ancora (Banks) 1,743,617
15,719 Melexis NV (Semiconductors &
Semiconductor Equipment) 1,202,265
220,533 Proximus SADP
(Telecommunication Services) 1,832,353
46,497,581
China – 0.2%
8,936,000 VSTECS Holdings Ltd.
(Technology Hardware &
Equipment) 10,341,757

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – 1.4%
24,944 ALK-Abello A/S
(Pharmaceuticals,
Biotechnology & Life
Sciences)* $ 723,721
19,111 Bavarian Nordic A/S
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 691,744
57,087 Netcompany Group A/S
(Software & Services)*
(b)
2,093,369
238,748 NKT A/S (Capital Goods)* 21,003,334
16,713 Ringkjoebing Landbobank A/S
(Banks) 3,684,406
572,323 Sydbank AS (Banks) 42,401,829
70,598,403
Faroe Islands – 0.0%
5,011 Bakkafrost P/F (Food, Beverage
& Tobacco) 200,160
Finland – 1.8%
464,336 Hiab OYJ, Class B (Capital
Goods) 31,688,316
265,024 Kalmar OYJ, Class B (Capital
Goods) 11,960,026
622,244 Konecranes OYJ (Capital
Goods) 51,852,964
95,501,306
France – 4.3%
625,799 Coface SA (Insurance) 11,635,296
131,398 Exosens SAS (Capital Goods) 6,138,098
226,456 Gaztransport Et Technigaz SA
(Energy) 42,593,133
194,809 IPSOS SA (Media &
Entertainment) 8,747,391
253,489 Mercialys SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,134,071
368,432 Nexans SA (Capital Goods) 52,951,231
43,881 Rubis SCA (Utilities) 1,389,532
516,424 SPIE SA (Commercial &
Professional Services) 30,392,319
173,843 Technip Energies NV (Energy) 7,506,784
221,168 Ubisoft Entertainment SA
(Media & Entertainment)* 2,332,552
3,352,490 Valeo SE (Automobiles &
Components) 36,473,348
5,369,767 Vivendi SE (Media &
Entertainment)* 20,355,735
223,649,490
Georgia – 0.7%
228,006 Lion Finance Group PLC
(Banks) 22,858,591
227,257 TBC Bank Group PLC (Banks) 14,526,021
37,384,612
Germany – 3.1%
3,086,047 Aroundtown SA (Real Estate
Management & Development)* 11,128,593
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
50,815 Aurubis AG (Materials)
(a)
$ 5,068,530
176,703 Bilfinger SE (Commercial &
Professional Services) 19,010,663
321,314 Deutz AG (Capital Goods) 2,817,750
38,434 Elmos Semiconductor
SE (Semiconductors &
Semiconductor Equipment) 3,836,079
18,058 GFT Technologies SE (Software
& Services) 374,098
245,812 HelloFresh SE (Consumer
Staples Distribution & Retail)* 2,586,601
314,730 Hensoldt AG (Capital Goods) 34,516,249
111,792 IONOS Group SE (Software &
Services)* 5,301,910
310,942 Jenoptik AG (Technology
Hardware & Equipment) 6,589,506
79,095 Krones AG (Capital Goods) 11,712,069
1,856,795 Nordex SE (Capital Goods)* 45,576,762
92,448 Stroeer SE & Co. KGaA (Media
& Entertainment) 4,967,456
199,340 TeamViewer SE (Software &
Services)*
(b)
2,038,642
221,960 thyssenkrupp AG (Materials) 2,569,225
158,094,133
Hong Kong – 1.5%
168,000 DFI Retail Group Holdings Ltd.
(Consumer Staples Distribution
& Retail) 579,172
565,000 Hang Lung Group Ltd.
(Real Estate Management &
Development) 1,020,751
2,887,000 Hysan Development Co. Ltd.
(Real Estate Management &
Development) 5,744,707
15,186,500 Johnson Electric Holdings Ltd.
(Automobiles & Components) 44,760,151
4,556,500 Kerry Properties Ltd. (Real
Estate Management &
Development) 12,166,326
2,546,000 Luk Fook Holdings
International Ltd. (Consumer
Discretionary Distribution &
Retail) 6,643,451
5,512,500 Yue Yuen Industrial Holdings
Ltd. (Consumer Durables &
Apparel) 8,621,938
79,536,496
Indonesia – 0.3%
16,992,000 First Pacific Co. Ltd. (Food,
Beverage & Tobacco) 13,369,741
3,728,200 First Resources Ltd. (Food,
Beverage & Tobacco) 4,349,733
17,719,474
Israel – 4.2%
183,808 Airport City Ltd. (Real Estate
Management & Development)* 3,277,294

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
495,905 Alony Hetz Properties &
Investments Ltd. (Real Estate
Management & Development) $ 5,169,371
604,625 Amot Investments Ltd.
(Real Estate Management &
Development) 4,122,524
12,747,993 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Telecommunication Services) 23,713,841
22,879 Big Shopping Centers Ltd.
(Real Estate Management &
Development)* 4,357,729
2,675 Camtek Ltd. (Semiconductors &
Semiconductor Equipment)* 258,880
29,484 Delek Group Ltd. (Energy) 5,987,807
8,861 Elco Ltd. (Capital Goods) 499,410
163,250 Enlight Renewable Energy Ltd.
(Utilities)* 4,008,482
18,754 Fattal Holdings 1998 Ltd.
(Consumer Services)* 3,375,476
149,973 First International Bank Of
Israel Ltd. (The) (Banks) 10,416,765
16,593 Fox Wizel Ltd. (Consumer
Discretionary Distribution &
Retail) 1,720,714
209,250 G City Ltd. (Real Estate
Management & Development) 749,631
662,633 Harel Insurance Investments
& Financial Services Ltd.
(Insurance) 19,975,591
24,460 Israel Canada T.R Ltd.
(Real Estate Management &
Development) 121,520
10,822 Israel Corp. Ltd. (Materials) 3,354,363
31,383 Melisron Ltd. (Real Estate
Management & Development) 3,613,358
2,288,750 Mivne Real Estate KD Ltd.
(Real Estate Management &
Development) 8,627,266
42,816 Next Vision Stabilized Systems
Ltd. (Technology Hardware &
Equipment) 1,754,881
58,400 Nova Ltd. (Semiconductors &
Semiconductor Equipment)* 15,573,570
743,540 Phoenix Financial Ltd.
(Insurance) 25,334,723
1,069,763 Plus500 Ltd. (Financial
Services) 47,477,835
1,353,573 Shufersal Ltd. (Consumer
Staples Distribution & Retail) 16,364,408
50,378 Strauss Group Ltd. (Food,
Beverage & Tobacco) 1,352,760
152,740 Tower Semiconductor
Ltd. (Semiconductors &
Semiconductor Equipment)* 7,087,413
7,176 YH Dimri Construction &
Development Ltd. (Real Estate
Management & Development) 779,378
219,074,990
Shares Description Value
a
Common Stocks – (continued)
Italy – 3.9%
6,553,671 A2A SpA (Utilities) $ 15,969,688
657,414 Banca Generali SpA (Financial
Services) 36,718,127
2,568,073 Banca Monte dei Paschi di
Siena SpA (Banks) 21,863,118
629,354 De' Longhi SpA (Consumer
Durables & Apparel) 20,641,888
3,674,457 Hera SpA (Utilities) 15,722,883
5,510,009 Pirelli & C SpA (Automobiles
& Components)
(b)
37,145,058
97,642 Reply SpA (Software &
Services) 15,294,055
12,682,703 Saipem SpA (Energy) 33,901,289
147,337 Technogym SpA (Consumer
Durables & Apparel)
(b)
2,273,303
199,529,409
Ivory Coast – 0.5%
789,830 Endeavour Mining PLC
(Materials) 23,959,396
Japan – 34.2%
112,500 77 Bank Ltd. (The) (Banks) 3,885,941
660,300 Acom Co. Ltd. (Financial
Services) 1,909,540
879 Activia Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 750,973
180,700 ADEKA Corp. (Materials) 3,566,168
1,991 AEON REIT Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 1,697,458
126,900 Air Water, Inc. (Materials) 1,874,657
1,057,000 ALSOK Co. Ltd. (Commercial
& Professional Services) 7,362,637
261,200 Amano Corp. (Technology
Hardware & Equipment) 7,288,457
164,500 Anritsu Corp. (Technology
Hardware & Equipment) 1,773,098
80,300 Anycolor, Inc. (Media &
Entertainment) 2,502,377
203,100 Artience Co. Ltd. (Materials) 4,300,864
32,100 As One Corp. (Health Care
Equipment & Services) 504,443
145,000 Asahi Intecc Co. Ltd. (Health
Care Equipment & Services) 2,256,503
88,200 Autobacs Seven Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 860,488
3,602,500 Azbil Corp. (Technology
Hardware & Equipment) 33,663,221
1,414,400 Bic Camera, Inc. (Consumer
Discretionary Distribution &
Retail) 14,768,214
724,900 Chugin Financial Group, Inc.
(Banks) 9,411,209
135,600 COMSYS Holdings Corp.
(Capital Goods) 3,108,612

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
8,000 Create SD Holdings Co. Ltd.
(Consumer Staples Distribution
& Retail) $ 182,427
807,000 Credit Saison Co. Ltd.
(Financial Services) 21,291,509
44,300 Cybozu, Inc. (Software &
Services) 1,168,246
194,700 Daicel Corp. (Materials) 1,674,824
114,300 Daiichikosho Co. Ltd. (Media &
Entertainment) 1,227,141
17,100 Daishi Hokuetsu Financial
Group, Inc. (Banks) 418,506
2,648 Daiwa House REIT Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 4,428,314
431,800 DIC Corp. (Materials) 8,523,119
53,300 DTS Corp. (Software &
Services) 1,768,385
560,900 EDION Corp. (Consumer
Discretionary Distribution &
Retail) 7,458,207
799,300 Electric Power Development Co.
Ltd. (Utilities) 13,832,387
1,269,900 EXEO Group, Inc. (Capital
Goods) 16,680,250
37,100 Ferrotec Corp. (Semiconductors
& Semiconductor Equipment) 889,822
101,500 Financial Partners Group Co.
Ltd. (Financial Services) 1,629,652
294,200 Food & Life Cos. Ltd.
(Consumer Services) 14,817,805
198,500 Freee KK (Software &
Services)*
(a)
5,335,369
169,300 Fujita Kanko, Inc. (Consumer
Services) 11,780,160
25,900 Furuya Metal Co. Ltd.
(Technology Hardware &
Equipment) 441,112
555,500 Glory Ltd. (Capital Goods) 14,284,087
143,700 GMO internet group, Inc.
(Software & Services) 3,681,217
128,500 GS Yuasa Corp. (Capital Goods) 2,306,098
993,000 Gunma Bank Ltd. (The) (Banks) 9,298,385
1,881,600 H2O Retailing Corp. (Consumer
Staples Distribution & Retail) 24,863,541
1,085,800 Hachijuni Bank Ltd. (The)
(Banks) 9,768,568
8,000 Happinet Corp. (Consumer
Discretionary Distribution &
Retail) 300,624
1,875,700 Hazama Ando Corp. (Capital
Goods) 19,890,448
151,700 Heiwa Corp. (Consumer
Services) 2,101,735
106,900 Heiwa Real Estate Co. Ltd.
(Real Estate Management &
Development) 1,565,127
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
8,500 Hirose Electric Co. Ltd.
(Technology Hardware &
Equipment) $ 1,067,304
714,500 HIS Co. Ltd. (Consumer
Services) 6,727,618
294,100 Hisamitsu Pharmaceutical
Co., Inc. (Pharmaceuticals,
Biotechnology & Life Sciences) 7,917,188
492,300 Hitachi Construction Machinery
Co. Ltd. (Capital Goods) 14,257,997
93,100 Hokuhoku Financial Group, Inc.
(Banks) 1,966,500
469,700 Hokuriku Electric Power Co.
(Utilities) 2,435,845
50,800 Hosiden Corp. (Technology
Hardware & Equipment) 789,735
1,588,700 Iino Kaiun Kaisha Ltd.
(Transportation) 10,892,386
2,390,900 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 33,789,346
2,272,400 Iyogin Holdings, Inc. (Banks) 26,406,264
65,600 Izumi Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 1,380,986
32,000 Jaccs Co. Ltd. (Financial
Services) 867,617
173,300 JAFCO Group Co. Ltd.
(Financial Services) 2,847,759
701,300 Japan Aviation Electronics
Industry Ltd. (Technology
Hardware & Equipment) 11,239,893
273,800 Japan Material Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 2,495,491
26,549 Japan Real Estate Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 21,534,045
122,300 JINS Holdings, Inc. (Consumer
Discretionary Distribution &
Retail) 6,484,537
188,500 Kaga Electronics Co. Ltd.
(Technology Hardware &
Equipment) 3,618,146
257,200 Kaken Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 6,702,393
193,200 Kandenko Co. Ltd. (Capital
Goods) 4,576,720
97,400 Kaneka Corp. (Materials) 2,757,072
46,200 Kanematsu Corp. (Capital
Goods) 868,013
16,000 Kasumigaseki Capital Co. Ltd.
(Real Estate Management &
Development)
(a)
2,030,264
42,600 KDX Realty Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 45,780,636

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
326,400 Keihan Holdings Co. Ltd.
(Capital Goods) $ 6,695,210
884,000 Kinden Corp. (Capital Goods) 27,834,253
184,900 Konica Minolta, Inc.
(Technology Hardware &
Equipment)* 601,127
153,500 Koshidaka Holdings Co. Ltd.
(Consumer Services)
(a)
1,386,875
1,928,600 K's Holdings Corp. (Consumer
Discretionary Distribution &
Retail) 19,292,370
89,600 Kumagai Gumi Co. Ltd.
(Capital Goods) 2,665,512
110,900 Kuraray Co. Ltd. (Materials) 1,371,110
443,500 Kyokuto Kaihatsu Kogyo Co.
Ltd. (Capital Goods) 7,684,752
795,200 Kyoritsu Maintenance Co. Ltd.
(Consumer Services) 19,145,402
20,100 Kyoto Financial Group, Inc.
(Banks) 363,624
2,111,200 Kyushu Electric Power Co., Inc.
(Utilities) 18,716,003
224,900 Kyushu Railway Co.
(Transportation) 5,438,696
8,015 LaSalle Logiport REIT REIT
(Equity Real Estate Investment
Trusts (REITs)) 7,628,593
237,600 Life Corp. (Consumer Staples
Distribution & Retail) 3,797,414
380,800 Lintec Corp. (Materials) 7,635,324
839,200 Lion Corp. (Household &
Personal Products) 8,176,130
212,600 Mabuchi Motor Co. Ltd.
(Capital Goods) 3,073,851
20,400 Maruichi Steel Tube Ltd.
(Materials) 493,178
848,000 Medipal Holdings Corp. (Health
Care Equipment & Services) 14,040,839
136,600 Micronics Japan Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 4,976,757
620,800 MIRAIT ONE Corp. (Capital
Goods) 11,107,873
2,812 Mitsubishi Estate Logistics
REIT Investment Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 2,240,836
116,300 Mitsubishi Logisnext Co. Ltd.
(Capital Goods) 1,496,099
25,100 Mitsubishi Research Institute,
Inc. (Software & Services) 785,886
1,787,400 Mitsui E&S Co. Ltd. (Capital
Goods) 37,239,471
11,900 Mitsui-Soko Holdings Co. Ltd.
(Transportation) 309,212
878,800 MIXI, Inc. (Media &
Entertainment) 20,111,109
1,237,800 Modec, Inc. (Energy) 52,737,332
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
757,800 Monex Group, Inc. (Financial
Services) $ 3,936,990
2,129 Mori Hills REIT Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 1,924,056
21,000 Musashi Seimitsu Industry
Co. Ltd. (Automobiles &
Components) 452,117
172,800 Nabtesco Corp. (Capital Goods) 3,178,912
3,580,000 NGK Insulators Ltd. (Capital
Goods) 45,323,638
188,400 Nichirei Corp. (Food, Beverage
& Tobacco) 2,267,406
679,000 Nippn Corp. (Food, Beverage &
Tobacco) 9,791,313
685,900 Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) 18,359,042
111,300 Nippon Light Metal Holdings
Co. Ltd. (Materials) 1,291,520
68,000 Nippon Shinyaku Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,464,111
744,200 Nippon Shokubai Co. Ltd.
(Materials) 8,460,791
42,600 Nippon Soda Co. Ltd.
(Materials) 965,796
61,800 Nishimatsu Construction Co.
Ltd. (Capital Goods) 2,055,142
415,600 Nishi-Nippon Financial
Holdings, Inc. (Banks) 6,564,680
109,700 Nisshinbo Holdings, Inc.
(Capital Goods) 697,037
114,000 Nissui Corp. (Food, Beverage &
Tobacco) 665,563
500,300 Niterra Co. Ltd. (Automobiles
& Components) 17,247,202
12,500 Nitto Kogyo Corp. (Capital
Goods) 276,208
476,400 Nojima Corp. (Consumer
Discretionary Distribution &
Retail) 10,890,553
906,900 NOK Corp. (Automobiles &
Components) 13,760,521
237,700 Nomura Real Estate Holdings,
Inc. (Real Estate Management
& Development) 1,317,242
45,223 Nomura Real Estate Master
Fund, Inc. REIT (Equity Real
Estate Investment Trusts
(REITs)) 47,628,265
1,157,800 NS Solutions Corp. (Software &
Services)
(a)
27,155,518
718,200 NS United Kaiun Kaisha Ltd.
(Transportation) 19,931,495
613,100 Okamura Corp. (Commercial &
Professional Services) 9,663,944
2,079,900 Okasan Securities Group, Inc.
(Financial Services) 8,998,198

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,359,900 Oki Electric Industry Co. Ltd.
(Technology Hardware &
Equipment) $ 24,555,983
14,400 OKUMA Corp. (Capital Goods) 391,770
10,600 Organo Corp. (Capital Goods) 657,931
123,300 Orient Corp. (Financial
Services) 815,641
750,700 Penta-Ocean Construction Co.
Ltd. (Capital Goods) 4,858,070
108,900 PeptiDream, Inc.
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 1,206,771
281,600 Pigeon Corp. (Household &
Personal Products) 3,113,034
1,877,300 Resorttrust, Inc. (Consumer
Services) 23,255,001
89,400 Sakura Internet, Inc. (Software
& Services)
(a)
1,744,900
25,500 Sangetsu Corp. (Consumer
Durables & Apparel) 507,502
246,300 San-In Godo Bank Ltd. (The)
(Banks) 2,073,999
367,000 Sanki Engineering Co. Ltd.
(Capital Goods) 10,798,136
596,100 Sansan, Inc. (Software &
Services)* 7,542,400
151,200 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,670,596
628,900 Sanwa Holdings Corp. (Capital
Goods) 17,157,540
2,784,500 Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 35,743,175
122,400 Seiko Group Corp. (Consumer
Durables & Apparel) 3,402,577
1,156,200 Seino Holdings Co. Ltd.
(Transportation) 17,585,554
33,573 Sekisui House Reit, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 17,440,981
386,800 Shikoku Electric Power Co.,
Inc. (Utilities) 3,218,665
8,700 Shimamura Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 629,937
2,461,400 Shimizu Corp. (Capital Goods) 27,267,317
454,000 Shinmaywa Industries Ltd.
(Capital Goods) 5,479,533
308,500 Ship Healthcare Holdings, Inc.
(Health Care Equipment &
Services) 4,304,863
3,652,100 SKY Perfect JSAT Holdings,
Inc. (Media & Entertainment) 34,586,325
304,600 Skylark Holdings Co. Ltd.
(Consumer Services) 5,789,788
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,225,000 Sugi Holdings Co. Ltd.
(Consumer Staples Distribution
& Retail) $ 29,690,816
6,590,100 Sumitomo Chemical Co. Ltd.
(Materials) 16,482,433
475,800 Sumitomo Heavy Industries
Ltd. (Capital Goods) 10,537,325
702,900 Sumitomo Osaka Cement Co.
Ltd. (Materials) 18,295,231
18,500 Sumitomo Riko Co. Ltd.
(Automobiles & Components) 234,276
2,231,900 Sumitomo Rubber Industries
Ltd. (Automobiles &
Components) 25,509,438
547,900 Sundrug Co. Ltd. (Consumer
Staples Distribution & Retail) 16,239,229
1,081,700 Taiheiyo Cement Corp.
(Materials) 26,433,332
37,100 Taikisha Ltd. (Capital Goods) 664,699
14,800 Takasago Thermal Engineering
Co. Ltd. (Capital Goods) 718,104
515,900 Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 3,986,985
20,500 Takuma Co. Ltd. (Capital
Goods) 296,527
1,873,300 Teijin Ltd. (Materials) 15,922,511
835,500 Toa Corp. (Capital Goods) 10,437,481
598,200 Toda Corp. (Capital Goods) 3,814,820
43,900 Toei Co. Ltd. (Media &
Entertainment) 1,516,258
356,000 Tohoku Electric Power Co., Inc.
(Utilities) 2,497,587
2,345,400 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 8,455,086
26,100 Tokuyama Corp. (Materials) 558,923
558,700 Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 34,756,567
5,022,400 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 35,416,236
1,912,100 Tosoh Corp. (Materials) 28,785,588
586,300 TOTO Ltd. (Capital Goods) 14,924,974
196,400 Towa Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,260,924
285,400 Toyo Seikan Group Holdings
Ltd. (Materials) 5,910,864
378,300 Toyo Tire Corp. (Automobiles
& Components) 8,012,794
270,900 Toyota Boshoku Corp.
(Automobiles & Components) 3,849,628
718,000 TRE Holdings Corp.
(Commercial & Professional
Services) 6,438,284
63,900 Tsuburaya Fields Holdings, Inc.
(Consumer Durables & Apparel) 972,632

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
461,100 Tsumura & Co.
(Pharmaceuticals,
Biotechnology & Life Sciences) $ 11,374,346
581,300 Tsuruha Holdings, Inc.
(Consumer Staples Distribution
& Retail) 42,786,375
410,500 TV Asahi Holdings Corp.
(Media & Entertainment) 7,713,132
423,100 UBE Corp. (Materials) 6,476,753
804,500 Ulvac, Inc. (Semiconductors &
Semiconductor Equipment) 29,550,870
145,000 Zenkoku Hosho Co. Ltd.
(Financial Services) 3,093,598
1,766,250,393
Netherlands – 2.6%
95,494 Aalberts NV (Capital Goods) 3,052,208
158,539 AMG Critical Materials NV
(Materials) 4,463,974
292,021 Arcadis NV (Commercial &
Professional Services) 14,574,119
18,621 Flow Traders Ltd. (Financial
Services)* 557,735
922,347 Fugro NV (Capital Goods) 13,221,772
3,820,568 Koninklijke BAM Groep NV
(Capital Goods) 33,354,526
419,162 Koninklijke Heijmans N.V
(Capital Goods) 26,716,064
93,659 Koninklijke Vopak NV (Energy) 4,474,187
199,824 OCI NV (Materials)* 1,664,418
634,928 SBM Offshore NV (Energy) 16,558,468
201,097 Van Lanschot Kempen NV
(Financial Services) 13,098,547
24,625 Wereldhave NV REIT (Equity
Real Estate Investment Trusts
(REITs)) 504,031
132,240,049
Nigeria – 0.3%
5,365,672 Airtel Africa PLC
(Telecommunication Services)
(b)
14,444,246
Norway – 1.4%
5,274,091 Aker Solutions ASA (Energy) 15,599,193
630,600 Europris ASA (Consumer
Discretionary Distribution &
Retail)
(b)
5,906,999
76,811 Frontline PLC (Energy) 1,414,420
100,288 Kitron ASA (Technology
Hardware & Equipment) 609,970
55,346 NORBIT ASA (Technology
Hardware & Equipment) 1,099,854
1,018,136 Nordic Semiconductor
ASA (Semiconductors &
Semiconductor Equipment)* 13,841,628
3,000,423 Norwegian Air Shuttle ASA
(Transportation)* 4,907,703
27,431 Protector Forsikring ASA
(Insurance) 1,339,279
1,641,306 Storebrand ASA (Insurance) 23,307,022
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
109,372 Vend Marketplaces ASA, Class
A (Media & Entertainment) $ 4,317,133
265,171 Wallenius Wilhelmsen ASA
(Transportation) 2,372,270
74,715,471
Portugal – 0.3%
609,233 REN - Redes Energeticas
Nacionais SGPS SA (Utilities) 2,067,440
8,520,969 Sonae SGPS SA (Consumer
Staples Distribution & Retail) 12,291,309
14,358,749
Singapore – 1.4%
15,768,700 ComfortDelGro Corp. Ltd.
(Transportation) 18,538,121
16,927 Kenon Holdings Ltd. (Utilities) 805,133
760,200 Keppel DC REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,340,772
4,303,700 SATS Ltd. (Transportation) 10,501,230
10,173,400 Seatrium Ltd. (Capital Goods) 17,680,976
5,373,900 Suntec Real Estate Investment
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 4,783,061
1,460,700 Venture Corp. Ltd. (Technology
Hardware & Equipment) 14,489,030
2,756,500 Yangzijiang Financial Holding
Ltd. (Financial Services) 2,038,160
70,176,483
South Africa – 0.0%
54,232 Scatec ASA (Utilities)*
(b)
538,078
Spain – 2.4%
5,760 Grenergy Renovables SA
(Utilities)* 426,877
796,678 Indra Sistemas SA (Software &
Services) 33,001,626
1,631,345 Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) 22,587,708
5,105 Pharma Mar SA
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 465,332
1,731,598 Solaria Energia y Medio
Ambiente SA (Utilities)* 22,265,095
21,318 Tecnicas Reunidas SA
(Energy)* 524,996
15,925,151 Unicaja Banco SA (Banks)
(b)
41,841,764
8,489 Vidrala SA (Materials) 913,813
122,027,211
Sweden – 3.5%
58,062 Ambea AB (Health Care
Equipment & Services)
(b)
730,450
109,717 Avanza Bank Holding AB
(Financial Services) 4,041,927
1,555,058 Betsson AB, Class B (Consumer
Services) 26,330,837

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
170,588 BoneSupport Holding
AB (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
$ 5,761,054
578,847 Dometic Group AB
(Automobiles & Components)
(b)
2,924,005
1,939,051 Elekta AB, Class B (Health
Care Equipment & Services) 9,561,691
156,027 Getinge AB, Class B (Health
Care Equipment & Services) 3,079,704
715,056 Hemnet Group AB (Media &
Entertainment) 20,592,523
1,153,006 Hexpol AB (Materials) 9,928,524
145,529 Inwido AB (Capital Goods) 2,705,828
259,398 JM AB (Consumer Durables &
Apparel) 3,717,173
289,100 Loomis AB (Commercial &
Professional Services) 11,430,814
91,098 Munters Group AB (Capital
Goods)
(b)
1,282,047
581,133 Mycronic AB (Technology
Hardware & Equipment) 12,609,936
172,760 NCC AB, Class B (Capital
Goods) 3,271,260
192,454 Nordnet AB publ (Financial
Services) 5,197,432
45,572 RaySearch Laboratories AB
(Health Care Equipment &
Services) 1,561,894
640,196 Samhallsbyggnadsbolaget
i Norden AB (Real
Estate Management &
Development)*
(a)
320,984
444,788 Sectra AB, Class B (Health Care
Equipment & Services)* 16,490,949
2,356,635 SSAB AB, Class A (Materials) 13,589,891
2,101,714 SSAB AB, Class B (Materials) 11,878,204
566,506 Sweco AB, Class B (Capital
Goods) 8,936,371
515,085 Truecaller AB, Class B
(Software & Services) 2,572,996
178,516,494
Switzerland – 5.7%
647,907 Accelleron Industries AG
(Capital Goods) 59,012,585
129,324 Allreal Holding AG (Real Estate
Management & Development) 29,251,080
8,714 Bachem Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 734,125
38,356 Belimo Holding AG (Capital
Goods) 44,635,949
23,241 Burckhardt Compression
Holding AG (Capital Goods) 20,698,265
7,807 Burkhalter Holding AG (Capital
Goods) 1,403,926
98,109 Cembra Money Bank AG
(Financial Services) 11,010,802
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
4,705 dormakaba Holding AG (Capital
Goods) $ 4,541,852
29,367 Galenica AG (Health Care
Equipment & Services)
(b)
3,116,710
5,975 Georg Fischer AG (Capital
Goods) 467,417
4,811 Huber + Suhner AG (Capital
Goods) 645,613
55,442 Inficon Holding AG
(Technology Hardware &
Equipment) 6,671,116
1,174,934 International Workplace Group
PLC (Real Estate Management
& Development) 3,428,136
41,491 Kardex Holding AG (Capital
Goods) 15,976,829
781 Mobimo Holding AG (Real
Estate Management &
Development) 305,881
318,578 PSP Swiss Property AG
(Real Estate Management &
Development) 54,051,372
93,066 R&S Group Holding AG
(Capital Goods)* 4,250,535
5,764 Siegfried Holding
AG (Pharmaceuticals,
Biotechnology & Life
Sciences)* 644,451
173,461 Tecan Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 34,343,828
295,190,472
United Kingdom – 10.2%
1,006,087 Allfunds Group PLC (Financial
Services) 6,966,364
3,819,219 Babcock International Group
PLC (Capital Goods) 52,362,787
85,940 Balfour Beatty PLC (Capital
Goods) 616,287
3,989,514 Beazley PLC (Insurance) 47,007,405
168,179 Big Yellow Group PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 2,073,586
738,001 British Land Co. PLC (The)
REIT (Equity Real Estate
Investment Trusts (REITs)) 3,391,806
154,075 Computacenter PLC (Software
& Services) 4,656,647
1,041,195 ConvaTec Group PLC (Health
Care Equipment & Services)
(b)
3,207,952
22,119 Cranswick PLC (Food,
Beverage & Tobacco) 1,549,062
5,790,721 Currys PLC (Consumer
Discretionary Distribution &
Retail)* 8,634,050
1,879,825 Deliveroo PLC (Consumer
Services)*
(b)
4,393,930
1,390,227 Dowlais Group PLC
(Automobiles & Components) 1,284,509

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
498,857 Drax Group PLC (Utilities) $ 4,659,101
205,353 Dunelm Group PLC (Consumer
Discretionary Distribution &
Retail) 3,294,150
4,746,432 easyJet PLC (Transportation) 30,777,144
825,429 Firstgroup PLC (Transportation) 2,446,192
2,863 Games Workshop Group PLC
(Consumer Durables & Apparel) 613,433
109,156 Gamma Communications PLC
(Telecommunication Services) 1,568,428
1,457,597 Hiscox Ltd. (Insurance) 24,816,015
2,093,922 IG Group Holdings PLC
(Financial Services) 31,180,218
1,912,403 Inchcape PLC (Consumer
Discretionary Distribution &
Retail) 17,699,039
246,339 Investec PLC (Financial
Services) 1,826,715
4,744,491 ITV PLC (Media &
Entertainment) 5,146,315
1,212,217 JET2 PLC (Transportation) 25,964,911
64,952 Johnson Matthey PLC
(Materials) 1,513,435
118,951 Just Group PLC (Insurance) 331,466
11,866 Kainos Group PLC (Software &
Services) 115,781
307,859 Keller Group PLC (Capital
Goods) 5,377,219
121,613 Kier Group PLC (Capital
Goods) 318,326
1,037,541 Lancashire Holdings Ltd.
(Insurance) 8,577,635
10,464,424 Man Group PLC (Financial
Services) 22,726,050
1,834,327 Mitie Group PLC (Commercial
& Professional Services) 3,401,357
426,959 OSB Group PLC (Financial
Services) 3,123,098
1,620,350 Paragon Banking Group PLC
(Financial Services) 19,323,472
257,034 Pets at Home Group PLC
(Consumer Discretionary
Distribution & Retail) 774,246
521,603 Playtech PLC (Consumer
Services) 2,741,644
7,769,766 QinetiQ Group PLC (Capital
Goods) 50,939,370
202,145 Quilter PLC (Financial
Services)
(b)
451,701
381,398 Rotork PLC (Capital Goods) 1,635,897
647,305 RS GROUP PLC (Capital
Goods) 4,763,493
10,798,796 Serco Group PLC (Commercial
& Professional Services) 29,755,705
1,858,088 Shaftesbury Capital PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 3,872,042
113,347 Softcat PLC (Software &
Services) 2,437,857
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
865,206 Subsea 7 SA (Energy) $ 16,766,806
139,547 Target Healthcare REIT PLC
REIT (Equity Real Estate
Investment Trusts (REITs)) 182,839
517,562 Tate & Lyle PLC (Food,
Beverage & Tobacco) 3,654,377
18,008,827 Taylor Wimpey PLC (Consumer
Durables & Apparel) 24,230,640
3,920,518 TP ICAP Group PLC (Financial
Services) 15,826,326
2,582,232 Trainline PLC (Consumer
Services)*
(b)
9,272,522
1,608,460 Tritax Big Box REIT PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 2,991,934
22,539 Weir Group PLC (The) (Capital
Goods) 791,816
329,878 WH Smith PLC (Consumer
Discretionary Distribution &
Retail) 4,452,813
526,485,913
United States – 0.2%
439,794 Carnival PLC ADR (Consumer
Services)* 11,962,397
TOTAL COMMON STOCKS
(Cost $4,189,534,544)
4,991,600,219
Shares Description Rate Value
a
Preferred Stocks – 0.4%
Germany – 0.4%
24,291 FUCHS SE
(Materials) 2.90% 1,111,564
490,389 Jungheinrich AG
(Capital Goods) 2.38 18,800,608
TOTAL PREFERRED STOCKS
(Cost $19,057,365)
19,912,172
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
21,491 4.191% 21,491
(Cost $21,491)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $4,208,613,400)
5,011,533,882

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.7%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
37,095,269 4.191% $ 37,095,269
(Cost $37,095,269)
TOTAL INVESTMENTS – 97.8%
(Cost $4,245,708,669)
$ 5,048,629,151
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.2%
112,725,458
NET ASSETS – 100.0%
$ 5,161,354,609
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Industrials 26.3%
Financials 15.3
Consumer Discretionary 12.0
Real Estate 10.4
Information Technology 9.1
Materials 8.9
Consumer Staples 4.0
Energy 4.0
Health Care 3.6
Communication Services 3.5
Utilities 2.2
Investment Company 0.0
Securities Lending Reinvestment Vehicle 0.7
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At July 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 713 09/19/25 $ 43,450,306 $ 175,401
FTSE 100 Index 161 09/19/25 19,399,883 403,086
Hang Seng Index 13 08/28/25 2,049,032 (57,251)
MSCI Singapore Index 60 08/28/25 1,951,017 (18,618)
SPI 200 Index 69 09/18/25 9,647,898 166,592
TOPIX Index 166 09/11/25 32,462,467 1,453,146
Total Futures Contracts
$ 2,122,356

Goldman Sachs International Equity Insights Funds
Schedule of Investments
July 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31,
2025:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Emerging Markets Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 31,537,296 $ 53,621,620 $ —
Asia 107,120,522 1,921,562,402 —
Europe 3,363,059 59,755,046 —
North America 42,848,469 — —
South America 89,900,927 37,714,891 —
Investment Company — — —
Securities Lending Reinvestment Vehicle 4,465,579 — —
Total
$ 279,235,852 $ 2,072,653,959 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Forward Foreign Currency Exchange Contracts
(b)
$ — $ (64,164) $ —
Futures Contracts
(b)
(153,781) — —
Total
$ (153,781) $ (64,164) $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 18,174,217 $ —
Asia 4,722,025 958,777,267 —
Europe 72,194,788 1,807,164,169 —
North America 41,283,150 251,227,049 —
Oceania 14,066,054 252,661,590 —
South America — 2,561,380 —
Securities Lending Reinvestment Vehicle 1,931,600 — —
Total
$ 139,724,543 $ 3,290,565,672 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 24,621 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (518,304) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
International Small Cap Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 38,941,720 $ —
Asia 31,689,519 2,168,794,686 —
Europe 80,726,669 2,123,917,564 —
North America 11,962,397 — —
Oceania 6,328,966 549,150,870 —
Securities Lending Reinvestment Vehicle 37,095,269 — —
Total
$ 167,824,311 $ 4,880,804,840 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 2,198,225 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (75,869) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanction or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)